Overview and Summary of Significant Accounting Policies - Customer Accounts (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum aggregate customer balances required to be covered by eligible liquid assets held, percentage	100.00%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Funds receivable and customer accounts designated for credit funding, percentage		35.00%
Funds receivable and customer accounts designated for credit funding, percentage utilized	26.00%
U.S. | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Funds receivable and funds payable, transaction clearing period	1 day
U.S. | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Funds receivable and funds payable, transaction clearing period	3 days
Other countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Funds receivable and funds payable, transaction clearing period	5 days
Cash and cash equivalents | Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Funds receivable and customer accounts designated for credit funding	$ 1.5